Net investment in sublease (Tables)	12 Months Ended
Dec. 31, 2020
Net investment in sublease
Summary of contractual undiscounted cash flows related to subleases

As at December 31, 2021, the contractual undiscounted cash flows related to subleases were as follows:

			Present value of
	Future minimum		minimum lease
	lease payments	Interest	payments
	receivable	income	receivable
Less than one year	$40,000	$1,459	$38,541
Between one and five years	—	—	—
Net investment in sublease	$40,000	$1,459	$38,541